Lease liabilities (Details)	12 Months Ended
	Oct. 31, 2021 USD ($) lease	Oct. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 35,934,570	$ 4,529,662
Current	2,868,795	591,355
Non-Current	26,496,074	3,021,815
Total	29,364,869	3,613,170
Interest expense on lease liabilities	$ 449,571
Number of modified leases | lease	6
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 4,517,775	805,946
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,634,401	680,943
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,785,984	568,434
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,374,696	584,268
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,311,808	479,833
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	16,309,906	1,410,237
Premises
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	35,726,343	4,408,690
Current	2,836,348	565,296
Non-Current	26,366,448	2,949,707
Total	$ 29,202,796	3,515,003
Number of leases | lease	4
Premises | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 4,468,877	769,865
Premises | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,590,357	650,087
Premises | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,741,940	549,908
Premises | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,332,312	565,742
Premises | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,290,786	462,851
Premises | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	16,302,071	1,410,237
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	208,227	120,972
Current	32,447	26,059
Non-Current	129,626	72,108
Total	$ 162,073	98,167
Number of leases | lease	1
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 48,898	36,081
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	44,044	30,856
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	44,044	18,526
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	42,384	18,526
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	21,022	16,982
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 7,835	$ 0